Prepaid Deposits and Services (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017
Banking and Thrift [Abstract]
Prepaid Deposits and Services
	November 30, 2017	August 31, 2017
Prepaid services	$45	$6,164
Prepaid deposits	27,500	5,176
	$27,545	$11,340

	August 31, 2017	August 31, 2016
Prepaid services	$6,164	$72,873
Prepaid deposits	5,176	–
	$11,340	$72,873